Cash flows information - Reconciliation of Financing Items (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 5,661,905	$ 5,308,028	$ 5,308,028	$ 4,701,807	$ 3,690,914
Increase of new debt (non-cash transactions)	71,285	463,204	178,685	441,131	178,030
Reclassification of debt (non-cash transactions)	(4,391)
Interest payable on Promissory Notes (non cash)	82,588	459,621	619,779	615,592	537,411
Payment of principal of Promissory Notes	(1,969,602)
Payment of accrued interests of Promissory Notes	(2,955,495)
Amortization of issuance costs	5,697
Proceeds from Promissory Notes					149,411
Loss related to modification and measurement of Promissory Notes			84,236
Payment of debt (Note 5)	(107,557)	(463,437)	(104,769)	(360,107)	(205,894)
Interest payment on debt (Note 5)	(76,691)	(18,077)	(25,224)	(41,859)	(23,369)
Accrued interest on debt	76,691	18,077	25,224	41,859	23,369
Proceeds from Santander and HSBC credit line	58,806	300,314	99,618	82,527
Finance obtained through supplier finance arrangements	2,385,967	1,334,506	2,195,833	1,528,143	332,862
Payments made on reverse factoring transactions	(2,276,588)	(1,328,640)	(2,084,319)	(1,417,243)	(105,426)
Exchange fluctuation	50,765	(429,089)	(635,186)	(283,822)	124,499
Ending Balance	1,003,650	5,644,507	5,661,905	5,308,028	4,701,807
Promissory Notes, Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	4,340,452	4,276,058	4,276,058	3,979,443	3,376,117
Reclassification of debt (non-cash transactions)	(4,391)
Interest payable on Promissory Notes (non cash)	76,168	413,254	556,883	553,756	488,634
Payment of principal of Promissory Notes	(1,682,625)
Payment of accrued interests of Promissory Notes	(2,774,333)
Loss related to modification and measurement of Promissory Notes			82,893
Exchange fluctuation	44,729	(388,593)	(575,382)	(257,141)	114,692
Ending Balance		4,300,719	4,340,452	4,276,058	3,979,443
Promissory Notes, Third Parties (Debt)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,716	445,281	445,281	410,126	202,131
Interest payable on Promissory Notes (non cash)	6,420	46,367	62,896	61,836	48,777
Payment of principal of Promissory Notes	(286,977)
Payment of accrued interests of Promissory Notes	(181,162)
Amortization of issuance costs	5,967
Proceeds from Promissory Notes					149,411
Loss related to modification and measurement of Promissory Notes			1,343
Exchange fluctuation	6,036	(40,496)	(59,804)	(26,681)	9,807
Ending Balance		451,152	449,716	445,281	410,126
Financing of Transportation and Store Equipment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	421,887	248,353	248,353	84,802	112,666
Increase of new debt (non-cash transactions)	71,285	463,204	178,685	441,131	178,030
Payment of debt (Note 5)	(107,557)	(463,437)	(104,769)	(360,107)	(205,894)
Interest payment on debt (Note 5)	(76,691)	(18,077)	(25,224)	(41,859)	(23,369)
Accrued interest on debt	76,691	18,077	25,224	41,859	23,369
Proceeds from Santander and HSBC credit line	58,806	300,314	99,618	82,527
Ending Balance	444,421	548,434	421,887	248,353	84,802
Supplier Finance Arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	449,850	338,336	338,336	227,436
Finance obtained through supplier finance arrangements	2,385,967	1,334,506	2,195,833	1,528,143	332,862
Payments made on reverse factoring transactions	(2,276,588)	(1,328,640)	(2,084,319)	(1,417,243)	(105,426)
Ending Balance	$ 559,229	$ 344,202	$ 449,850	$ 338,336	$ 227,436